Stock Options and Warrants - Series B Warrant Exercises - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 20, 2015	Oct. 24, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants			$ 602,000	$ 339,000	$ 2,386,000
Number of warrants exercised			170,113	39,295	16,954,822
Unexercised outstanding shares expired			206,815		6,545,178
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised				5,894,214
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants			$ 83,388	$ 339,506	$ 2,356,000
Number of warrants exercised			12,409	39,295	16,754,822
Unexercised outstanding shares expired	206,815	3,245,178
Series B Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants					$ 634,000
Number of warrants exercised				5,894,214	4,450,000